Offerings - Offering: 1	Nov. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	32,000,000
Proposed Maximum Offering Price per Unit	0.841
Maximum Aggregate Offering Price	$ 26,912,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,716.55
Offering Note

1.

In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional shares of common stock that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

2.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act based on an assumed exercise price of $0.841 per share for the 32,000,000 shares issuable under the 2025 Stock Incentive Plan.